Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill
Schedule of reconciliation of carrying amount of Intangible assets

	Computer	Licenses and
	software	IP rights	Total
Carrying amounts
Balance at January 1, 2023	33	12,944	12,977

Cost
Balance at January 1, 2023	795	17,637	18,432
Additions	14	2	16
Disposals	(5)	(1)	(6)
Effect of foreign exchange rates	(3)	2	(1)
Balance at December 31, 2023	801	17,640	18,441

Amortization
Balance at January 1, 2023	762	4,693	5,455
Amortization for the year	21	4,494	4,515
Effect of foreign exchange rates	(5)	—	(5)
Balance at December 31, 2023	778	9,187	9,965

Carrying amounts
Balance at December 31, 2023	23	8,453	8,476

	Computer	Licenses and
	software	IP rights	Total
Cost
Balance at January 1, 2024	801	17,640	18,441
Additions	2	93	95
Disposals	—	(2)	(2)
Effect of foreign exchange rates	(2)	(3)	(5)
Balance at December 31, 2024	801	17,728	18,529

Amortization
Balance at January 1, 2024	778	9,187	9,965
Amortization for the year	4	4,148	4,152
Impairment loss	—	(2)	(2)
Disposals	—	—	—
Effect of foreign exchange rates	(1)	(3)	(4)
Balance at December 31, 2024	781	13,330	14,111

Carrying amounts
Balance at December 31, 2024	20	4,398	4,418

Schedule of acquisition-date fair value of each major class of consideration transferred

Consideration transferred
Cash	55,667
Share consideration	3,158
Deferred share consideration	8,237
Total fair value of consideration	67,062

Schedule of fair value of the identifiable assets and liabilities as at the date of acquisition

Fair value recognized on acquisition,
January 31, 2022, Cubic Games Studio Ltd
Assets
Property and equipment	68
Intangible assets (Note 4)	17,664
Right-of-use assets	230
Indemnification asset	3,159
Trade and other receivables	2,668
Cash and cash equivalents	1,555
Prepaid tax	260
25,604
Liabilities
Lease liabilities	(230)
Trade and other payables	(2,160)
Provisions for non-income tax risks (Note 21)	(1,381)
Tax liability (Note 21)	(1,721)
(5,492)
Total identifiable net assets at fair value	20,112
Goodwill arising on acquisition	46,950
Purchase consideration transferred	67,062

Schedule of reconciliation of carrying amount of goodwill

Balance at January 1, 2022	1,501
Acquisition through business combination	46,950
Goodwill impairment	(46,947)
Translation reserve	332
Balance at December 31, 2022	1,836
Change	—
Balance at December 31, 2023	1,836
Change	—
Balance at December 31, 2024	1,836